REVENUE FROM CONTRACTS WITH CUSTOMERS - Cost to obtain and fulfill a contract (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets recognised from costs to obtain or fulfil contracts with customers
Amortization expense related to cost to obtain or fulfill contracts	₽ 4,457	₽ 4,076	₽ 3,819
Impairment loss related to costs capitalized	0	0	₽ 0
Cost-to-obtain contracts
Assets recognised from costs to obtain or fulfil contracts with customers
Gross book value	15,589	14,633
Accumulated amortization	(7,080)	(6,736)
Cost to fulfill contracts
Assets recognised from costs to obtain or fulfil contracts with customers
Gross book value	4,967	5,240
Accumulated amortization	₽ (2,686)	₽ (2,279)